Haynsworth Sinkler Boyd, P.A.
                         Attorneys and Counselors at Law


                          1201 MAIN STREET, 22ND FLOOR
                                  (29201-3226)
                       POST OFFICE BOX 11889 (29211-1889)
                            COLUMBIA, SOUTH CAROLINA
                             TELEPHONE 803.779.3080
                             FACSIMILE 803.765.1243
                           WEBSITE www.hsblawfirm.com

                                November 24, 2009

Daniel F. Duchovny, Esquire
Special Counsel
Division of Corporation Finance
Securities and Exchange Commission
 100 F Street, N.E.
 Washington, DC 20549-3628

VIA E-MAIL AND EDGAR

         Re:      GrandSouth Bancorporation, Greenville, South Carolina
                  Schedule 13E-3
                  Filed September 29,2009, Amendment No.1 Filed November 4, 2009 File No. 005-81190

                  Preliminary Proxy Statement on Schedule 14A
                  Filed September 29,2009, Amendment No.1 Filed November 4, 2009 File No. 000-31937

Dear Mr. Duchovny,


     GrandSouth Bancorporation (the "Company") has today filed via EDGAR Amendment No. 2 to the Company's Schedule 13E-3 and Amendment No. 2 to the Preliminary Proxy Statement on Schedule 14A. For your convenience, we furnish a marked copy of both filings showing changes from Amendment No. 1 to each.

     The primary changes are the addition of third quarter 2009 financial information, including addition of the third quarter Form 10-Q to Appendix C, and disclosure about the Company's receipt of approval to issue an additional approximately 6,459 shares of preferred stock to the U.S. Department of the Treasury. As you requested, we have moved the "Forward-Looking Statements" and "Important Notices" sections to the end of the Proxy Statement. We have also clarified a few statements throughout the document and corrected typographical errors.
                                      * * *

     In addition, on behalf of each filing person, we acknowledge that:

Daniel F. Duchovny, Esquire
November 24, 2009
Page 2


o each filing person is responsible for the adequacy and accuracy of the disclosure in the filing;
o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
o no filing person may assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         If you have any questions or additional comments concerning the foregoing, please do not hesitate to contact me at 803-540-7818 or Suzi Clawson at 803-540-7819.

                                Very truly yours,

                                S/ George S. King, Jr.

                                George S. King, Jr.